Schedule of Classes of stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 27, 2023	Mar. 31, 2023
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, votes per share		none	none
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	50,000,000	50,000,000
Common stock, shares issued	1,883,277	1,806,612	1,334,270
Common stock, shares outstanding	1,883,277	1,806,612	1,334,270
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued	1,883,277	1,806,612	1,334,270
Common stock, shares outstanding	1,883,277	1,806,612	1,334,270
Common stock, par value		$ 0.0001	$ 0.0001
Related Party [Member] | Common Stock [Member]
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	29,500,000	29,500,000
Common stock, shares outstanding	25,000,000	25,000,000
Series X Preferred Stock [Member] | Related Party [Member]
Preferred Stock, Shares Authorized	50,000,000
Preferred stock, shares issued	1
Preferred stock, shares outstanding	1
Preferred stock, shares designated	1
Preferred stock, par value	$ 0.00001
Preferred stock, votes per share	A
Common Class A [Member] | Related Party [Member]
Preferred stock, votes per share	1	1
Common stock, shares issued	15,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common Class A [Member] | Related Party [Member] | Common Stock [Member]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	17,700,000	17,700,000
Common stock, shares outstanding	15,000,000	15,000,000
Common Class B [Member] | Related Party [Member]
Preferred stock, votes per share	10	10
Common stock, shares issued	10,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Common Class B [Member] | Related Party [Member] | Common Stock [Member]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	11,800,000	11,800,000
Common stock, shares outstanding	10,000,000	10,000,000